Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Derivative Financial Instrument By Type

The following tables break down the financial derivatives by type of risk for each kind of hedging, separating financial assets and liabilities. For CCIRS, the notional amount refers to the contractual value in euros, for IRS in a currency other than the euro, the value is indicated at the market exchange rate.

Type	Hedged Risk	Notional amount at 12/31/2018	Notional amount at 12/31/2017	Spot (*) Mark-to-Market (Clean Price) at 12/31/2018	Spot (*) Mark-to-Market (Clean Price) at 12/31/2017
		(millions of euros)
Interest rate swaps	Interest rate risk	4,334	4,334	52	2
Cross Currency and Interest Rate Swaps	Interest rate risk and currency exchange rate risk	—	—	—	—

Total Fair Value Hedge Derivatives		4,334	4,334	52	2

Interest rate swaps	Interest rate risk	4,992	5,178	182	346
Cross Currency and Interest Rate Swaps	Interest rate risk and currency exchange rate risk	6,804	7,239	(365)	(672)

Total Cash Flow Hedge Derivatives		11,796	12,417	(183)	(325)

Total Non-Hedge Accounting Derivatives		223	213	17	15

Total TIM Group Derivatives		16,353	16,964	(114)	(308)

(*)	Spot Mark-to-market above represents the market measurement of the derivative net of the accrued portion of the flow in progress.

Fair value hedges	Accounting item		Nominal value	Carrying amount	Change in fair value for the year
	(millions of euro)
Interest rate swaps	Hedging derivatives relating to hedged items classified as current (non-current)assets/liabilities of a financial nature—Current / non-current assets.	(a)	4,334	52	50
Assets				52
Liabilities				—	—
Cross Currency and Interest Rate Swaps	Hedging derivatives relating to hedged items classified as current (non-current)assets/liabilities of a financial nature—Current / non-current assets.	(b)	—	—	—
Assets				—	—
Liabilities				—	—
Derivatives (spot value)		(a+b)	4,334	52	50
Accruals				21
Derivatives (gross value)				73
Underlying instruments (1)	Bonds—Current / non-current liabilities		4,334	(4,368)
of which the fair value adjustment	Fair value adjustment and measurements at amortized cost	(c)		(58)	(53)
Ineffectiveness		(a+b+c)			(3)
Fair value adjustment for hedging settled in advance (2)				(157)

(1)	Includes the amortized cost value of bonds currently hedged plus the fair value adjustment.

(2)	Referred to bonds no longer hedged, which are therefore not presented in the table.

Cash flow hedges	Accounting item		Nominal value	Carrying amount	Change in fair value for the year	Change in cumulative fair value
	(millions of euro)
Interest rate swaps	Hedging derivatives relating to hedged items classified as current (non-current) assets/liabilities of a financial nature—Current / non-currentassets.	(a)	4,992	182	(165)
Assets				923	(180)
Liabilities				(741)	15

Cross Currency and Interest Rate Swaps	Hedging derivatives relating to hedged items classified as current (non-current) assets/liabilities of a financial nature—Current / non-current assets.	(b)	6,804	(365)	307
Assets				590	122
Liabilities				(955)	185

Derivatives (spot value)		(a+b)	11,796	(183)	142
Accruals				81

Derivatives (gross value)				(102)
of which equity reserve gains and losses					20

Determination of ineffectiveness
Change in derivatives		(c)				28
Change in underlying instruments (3)		(d)				(18)
Ineffectiveness (4)	Positive fair value adjustment of financial derivatives—non-hedging	(c+d)				10
Equity reserve
Equity reserve balance				(720)
of which due to the fair value of hedging settled in advance				(6)
Reclassification to P&L	Negative reversal of the reserve for the fair value adjustment of hedging derivatives (cash flow hedges)				(2)

(3)	Hypothetical derivatives used in measuring the effectiveness of cash flow hedges.

(4)

The ineffectiveness, due to its nature and calculation, does not necessarily coincide with the difference in cumulative changes in the fair value of derivatives and the underlying; the effect due to the adoption of CVA/DVA is not considered.

Summary of Change in the Equity Reserve Attributable to the Effective Hedging Component

The change in the equity reserve attributable to the effective hedging component is equal to 26 million euros and comprises:

		Change
Changes in the equity cash flow hedge reserve	As of December 31, 2017	Hedging instrument gains / losses	Reversal from reclassification	Reversal for the fair value adjustment of hedging settled in advance	Other	As of December 31, 2018
	(millions of euros)
	(746)					(720)
Change in the effective fair value of derivatives		20
Change in the CVA/DVA		8
Reversal for ineffectiveness 2017			(5)
Amortization in P&L of the fair value of hedging settled in advance				2
Other					1
Overall change						26

Schedule of Transactions Hedged by Cash Flow Hedges

The transactions hedged by cash flow hedges will generate cash flows and produce economic effects in the income statement in the periods indicated in the following table:

Currency of denomination	Notional amount in currency of denomination (millions)	Start of period	End of period	Rate applied	Interest period	Notional in euro hedging (millions)	Rate in euro hedging
GBP	850	Jan-19	Jun-19	6.375%	Annually	1,214	5.311%
GBP	375	Jan-19	May-23	5.875%	Annually	552	5.535%
JPY*	20,000	Jan-19	Oct-29	5.000%	Semiannually	174	5.940%
JPY**	20,000	Jan-19	Oct-29	0.750%	Semiannually	138	0.696%
USD	1,000	Jan-19	Nov-33	6.375%	Semiannually	849	5.994%
USD	1,500	Jan-19	May-24	5.303%	Semiannually	1,099	4.226%
USD	760	Jan-19	Jun-19	7.175%	Semiannually	549	6.689%
USD	1,000	Jan-19	Sept-34	6.000%	Semiannually	794	4.332%
USD	1,000	Jan-19	July-36	7.200%	Semiannually	791	5.884%
USD	1,000	Jan-19	Jun-38	7.721%	Semiannually	645	7.470%

*	Coupon-bearing bond flows are denominated in USD and calculated on a notional of 187.6 million USD.

**	Only hedging of coupon-bearing bond flow as a result of step-up on the loan.